Financial - risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial risk management objectives and policies [Line Items]
Disclosure of foreign-currency exchange rates risk [Text Block]
A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate increase/decrease	Effect on profit (loss) before income tax
		US$(000)
2018
Exchange rate	10%	1,695
Exchange rate	(10)%	(1,681)

2017
Exchange rate	10%	2,474
Exchange rate	(10)%	(2,459)

2016
Exchange rate	10%	(924)
Exchange rate	(10)%	926

Disclosure of interest rates risk [Text Block]
A table showing the effect in profit or loss of the variations of interest rates:

	Increase/decrease of Libor rate	Effect on profit (loss) before income tax
	(percentage rates)	US$(000)
2018
Interest rate	10	(227)
Interest rate	-10	227

2017
Interest rate	10	(677)
Interest rate	-10	677

2016
Interest rate	10	(333)
Interest rate	-10	333

Disclosure of financial liabilities by remaining maturity [Text Block]
An analysis of the Group’s financial liabilities classified according to their aging is presented below, based on undiscounted contractual payments:

	Less than	Between 1	Between 2	More than 5
	1 year	and 2 years	and 5 years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2018 -
Bank loans	95,613	-	-	-	95,613
Trade and other payables	176,811	639	-	-	177,450
Financial obligation	77,183	374,760	201,487	-	653,430
Contingent consideration liability	-	-	5,904	32,472	38,376

Total	349,607	375,399	207,391	32,472	964,869

As of December 31, 2017 -
Bank loans	96,580	-	-	-	96,580
Trade and other payables	219,379	663	-	-	220,042
Derivative financial instruments	28,705	-	-	-	28,705
Financial obligation	110,062	148,718	449,689	-	708,469
Contingent consideration liability	-	-	9,280	28,469	37,749

Total	454,726	149,381	458,969	28,469	1,091,545

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Disclosure of detailed information about current financial liabilities [text block]
The following table represents the analysis of the Company's financial liabilities, considering the remaining period to reach such maturity as of the consolidated statement of financial position date (see note 11):

	2018	2017
	Less than 1 year	Less than 1 year
	US$(000)	US$(000)

Trade accounts payable	48,847	43,108
Accounts payable to related parties	10,846	9,962
Remuneration and similar benefits payable	22,907	27,419

	82,600	80,489